Investments in Affiliates - Balances of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investments in Affiliates
Funds that the Group serves as general partner	¥ 1,238,335	$ 177,079	¥ 1,268,488
Total investment in affiliates	1,326,131	189,634	1,373,156
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in Affiliates
Equity investments	800	114	8,284
Wanjia Win-Win Assets Management Co., Ltd.
Investments in Affiliates
Equity investments	80,215	11,471	86,896
Others
Investments in Affiliates
Equity investments	6,781	970	9,488
Gopher/Olive Transform Private Fund
Investments in Affiliates
Funds that the Group serves as general partner	70,260	10,047	81,390
Real Estate Funds
Investments in Affiliates
Funds that the Group serves as general partner	114,382	16,356	84,221
Private Equity Funds Products
Investments in Affiliates
Funds that the Group serves as general partner	1,020,060	145,867	1,066,320
Others Investment
Investments in Affiliates
Funds that the Group serves as general partner	¥ 33,633	$ 4,809	¥ 36,557